Other liabilities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Other liabilities

Note 17 Other liabilities

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Cash collateral	$13,907	$15,422
Accounts payable and accrued expenses	1,531	1,293
Payroll and related compensation	7,073	7,192
Payable to brokers, dealers and clients	4,078	2,932
Negotiable instruments	1,693	2,080
Accrued interest payable	2,223	1,781
Deferred income	2,259	2,079
Taxes payable	2,071	2,342
Precious metals certificates	346	387
Dividends payable	1,482	1,394
Insurance related liabilities	364	334
Deferred income taxes	84	97
Provisions	507	460
Employee benefit liabilities	1,902	2,336
Other	12,753	6,826
	$52,273	$46,955